Intangible assets, net - Schedule of Estimated Aggregate Amortization Expense (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Intangible assets, net
2021	$ 1,107
2022	1,050
2023	1,036
2024	972
2025 and thereafter	$ 4,692